EXPENSES BY FUNCTION (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EXPENSES BY FUNCTION
Direct production costs	$ (1,642,483,000)	$ (1,584,826,536)	$ (1,346,516,486)
Payroll and employee benefits	(491,519,165)	(489,656,716)	(378,482,113)
Transportation and distribution	(262,565,173)	(261,492,646)	(211,998,332)
Advertisement	(48,788,729)	(47,157,493)	(35,831,757)
Depreciation and amortization	(159,241,493)	(151,110,933)	(112,771,324)
Repairs and maintenance	(62,443,411)	(63,130,395)	(46,021,127)
Other expenses	(222,428,367)	(199,776,910)	(129,478,810)
Total	$ (2,889,469,338)	$ (2,797,151,629)	$ (2,261,099,949)